Document and Entity Information Document	Apr. 21, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 21, 2026
Entity Registrant Name	CUMBERLAND PHARMACEUTICALS INC.
Entity Central Index Key	0001087294
Amendment Flag	false
Entity Incorporation, State or Country Code	TN
Entity File Number	001-33637
Entity Tax Identification Number	62-1765329
City Area Code	615
Local Phone Number	255-0068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CPIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line One	1600 West End Avenue, Suite 1300
Entity Address, Postal Zip Code	37203
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN